FINANCIAL EXPENSES, NET (Tables)	12 Months Ended
Dec. 31, 2012
Financial Expenses Disclosure [Abstract]
Schedule Of Interest And Debt Expenses [Table Text Block]

The Company’s financial expenses, net during the years ended December 31, 2010, 2011 and 2012 were derived and comprised as presented below:

	Year ended December 31,
	2010	2011	2012
Income:
Foreign currency translation adjustments	—	109	—
Other income	12	15	—
Total income	12	124	—
Expenses:
Interest and bank charges	174	253	154
Foreign currency translation adjustments	80	—	42
Total expenses	254	253	196
Financial expenses, net	$242	$129	$196